UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         March 30, 2006 to April 25, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on April 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   May 3, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

     EX-99.1     Monthly report distributed to holders of J.P. Morgan
                 Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through relating to the April 25, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-WMC1
                                 April 25, 2006

                                Table of Contents
                                                               Page
Distribution Report                                             2
Factor Report                                                   3
Delinquent Mortgage Loans                                      10
Delinquency Trend Group                                        11
Bankruptcies                                                   11
Foreclosures                                                   12
REO Properties                                                 13
REO Property Scheduled Balance                                 14
Principal Payoffs by Group occurred in this Distribution       15
Realized Loss Group Report                                     15

          IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
                 PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                      4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                              Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
  A1      161,500,000.00    161,500,000.00   4,327,802.90      583,486.04   4,911,288.94       0.00    0.00        157,172,197.10
  A2      383,500,000.00    383,500,000.00  17,330,266.11    1,355,086.60  18,685,352.71       0.00    0.00        366,169,733.89
  A3      148,700,000.00    148,700,000.00           0.00      530,797.04     530,797.04       0.00    0.00        148,700,000.00
  A4      169,200,000.00    169,200,000.00           0.00      611,305.50     611,305.50       0.00    0.00        169,200,000.00
  A5       59,653,000.00     59,653,000.00           0.00      219,398.76     219,398.76       0.00    0.00         59,653,000.00
  M1       44,127,000.00     44,127,000.00           0.00      164,526.29     164,526.29       0.00    0.00         44,127,000.00
  M2       37,067,000.00     37,067,000.00           0.00      138,738.69     138,738.69       0.00    0.00         37,067,000.00
  M3       21,181,000.00     21,181,000.00           0.00       79,431.69      79,431.69       0.00    0.00         21,181,000.00
  M4       19,416,000.00     19,416,000.00           0.00       74,214.96      74,214.96       0.00    0.00         19,416,000.00
  M5       19,416,000.00     19,416,000.00           0.00       74,495.42      74,495.42       0.00    0.00         19,416,000.00
  M6       17,063,000.00     17,063,000.00           0.00       66,453.28      66,453.28       0.00    0.00         17,063,000.00
  M7       16,474,000.00     16,474,000.00           0.00       70,465.25      70,465.25       0.00    0.00         16,474,000.00
  M8       14,709,000.00     14,709,000.00           0.00       63,978.02      63,978.02       0.00    0.00         14,709,000.00
  M9       10,591,000.00     10,591,000.00           0.00       53,715.49      53,715.49       0.00    0.00         10,591,000.00
 M10       10,002,000.00     10,002,000.00           0.00       52,895.30      52,895.30       0.00    0.00         10,002,000.00
 M11       11,179,000.00     11,179,000.00           0.00       59,119.83      59,119.83       0.00    0.00         11,179,000.00
  P               100.00            100.00           0.00      128,775.30     128,775.30       0.00    0.00                100.00
  R                 0.00              0.00           0.00            0.00           0.00       0.00    0.00                  0.00
TOTALS  1,143,778,100.00  1,143,778,100.00  21,658,069.01    4,326,883.46  25,984,952.47       0.00    0.00      1,122,120,030.99
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
 C      1,176,727,234.11  1,176,727,234.11           0.00    2,854,413.13   2,854,413.13       0.00    0.00      1,155,069,165.10
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
  A1     46626LJK7     1,000.00000000  26.79754118           3.61291666         30.41045783        973.20245882        5.002500%
  A2     46626LHR4     1,000.00000000  45.18974214           3.53347223         48.72321437        954.81025786        4.892500%
  A3     46626LHS2     1,000.00000000   0.00000000           3.56958332          3.56958332      1,000.00000000        4.942500%
  A4     46626LHT0     1,000.00000000   0.00000000           3.61291667          3.61291667      1,000.00000000        5.002500%
  A5     46626LHU7     1,000.00000000   0.00000000           3.67791662          3.67791662      1,000.00000000        5.092500%
  M1     46626LHV5     1,000.00000000   0.00000000           3.72847214          3.72847214      1,000.00000000        5.162500%
  M2     46626LHW3     1,000.00000000   0.00000000           3.74291661          3.74291661      1,000.00000000        5.182500%
  M3     46626LHX1     1,000.00000000   0.00000000           3.75013880          3.75013880      1,000.00000000        5.192500%
  M4     46626LHY9     1,000.00000000   0.00000000           3.82236094          3.82236094      1,000.00000000        5.292500%
  M5     46626LHZ6     1,000.00000000   0.00000000           3.83680573          3.83680573      1,000.00000000        5.312500%
  M6     46626LJA9     1,000.00000000   0.00000000           3.89458360          3.89458360      1,000.00000000        5.392500%
  M7     46626LJB7     1,000.00000000   0.00000000           4.27736130          4.27736130      1,000.00000000        5.922500%
  M8     46626LJC5     1,000.00000000   0.00000000           4.34958325          4.34958325      1,000.00000000        6.022500%
  M9     46626LJD3     1,000.00000000   0.00000000           5.07180531          5.07180531      1,000.00000000        7.022500%
  M10    46626LJE1     1,000.00000000   0.00000000           5.28847231          5.28847231      1,000.00000000        7.322500%
  M11    46626LJF8     1,000.00000000   0.00000000           5.28847214          5.28847214      1,000.00000000        7.322500%
   P     46626LJH4     1,000.00000000   0.00000000   1,287,753.00000000  1,287,753.00000000      1,000.00000000        0.000000%
TOTALS                 1,000.00000000  18.93555141           3.78297457         22.71852597        981.06444859
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
   C     46626LJG9     1,000.00000000   0.00000000           2.42572199          2.42572199        981.59465645        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
Scheduled Principal Payments (Total)                                                        478,491.08
Group 1                                                                                     105,695.51
Group 2                                                                                     372,795.57

Principal Prepayments (Total)                                                            21,061,113.60
Group 1                                                                                   4,201,567.90
Group 2                                                                                  16,859,545.70

Curtailments (Total)                                                                         41,139.98
Group 1                                                                                       9,874.01
Group 2                                                                                      31,265.97

Curtailment Interest Adjustments (Total)                                                     77,324.35
Group 1                                                                                      10,665.48
Group 2                                                                                      66,658.87

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Non Recoverable Principal Advances (Total)                                                        0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Interest Funds:

Gross Interest                                                                            7,681,982.99
Group 1                                                                                   1,336,770.26
Group 2                                                                                   6,345,212.73

Servicing Fees                                                                              490,303.00
Group 1                                                                                      85,814.17
Group 2                                                                                     404,488.83

Trustee Fees                                                                                  3,922.41
Group 1                                                                                         686.52
Group 2                                                                                       3,235.89

Custodian Fee                                                                                 1,961.21
Group 1                                                                                         343.26
Group 2                                                                                       1,617.96

Trust Oversight Manager Fees                                                                 14,709.09
Group 1                                                                                       2,574.43
Group 2                                                                                      12,134.66

Non Recoverable Interest Advances (Total)                                                         0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   15
Group 1                                                                                              3
Group 2                                                                                             12

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected        4,816,640.40
Group 1                                                                                     446,385.08
Group 2                                                                                   4,370,255.32

Amount of Prepayment Penalties Collected                                                    128,775.30
Group 1                                                                                       9,570.39
Group 2                                                                                     119,204.91
Available Remitance Amount                                                               28,829,156.29

Principal Remittance Amount (Total)                                                      21,658,069.01
Group 1                                                                                   4,327,802.90
Group 2                                                                                  17,330,266.11

Interest Remittance Amount (Total)                                                        7,171,087.28
Group 1                                                                                     663,865.85
Group 2                                                                                   3,207,147.49

Pool Detail:
Beginning Number of Loans Outstanding                                                            5,782
Group 1                                                                                          1,562
Group 2                                                                                          4,220

Ending Number of Loans Outstanding                                                               5,698
Group 1                                                                                          1,540
Group 2                                                                                          4,158

Beginning Aggregate Loan Balance                                                      1,176,727,234.11
Group 1                                                                                 205,954,050.50
Group 2                                                                                 970,773,183.61

Ending Aggregate Loan Balance                                                         1,155,069,165.10
Group 1                                                                                 201,626,247.60
Group 2                                                                                 953,442,917.50

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                      337.35
Group 1                                                                                         339.00
Group 2                                                                                         337.00

Weighted Average Net Mortgage Rate                                                            7.19200%
Group 1                                                                                       7.12970%
Group 2                                                                                       7.20522%

          Delinquent Mortgage Loans
                   Group 1
                  Category               Number               Principal Balance             Percentage
                   1 Month                 22                           3,037,417.52             1.51%
                   2 Month                 0                                    0.00             0.00%
                   3 Month                 0                                    0.00             0.00%
                    Total                  22                           3,037,417.52             1.51%
          Delinquent Mortgage Loans
                   Group 2
                  Category               Number               Principal Balance             Percentage
                   1 Month                 78                          19,916,345.13             2.09%
                   2 Month                 2                              464,747.22             0.05%
                   3 Month                 0                                    0.00             0.00%
                    Total                  80                          20,381,092.35             2.14%
        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


            Bankruptcies
            Group Number   Number of Loans  Principal Balance Percentage
                     1            1               103,228.39        0.05%
                     2            1               583,533.47        0.06%
                Total             2               686,761.86        0.06%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                         1
Principal Balance of Bankruptcy Loans that are Current                     103,228.39
Number of Bankruptcy Loans that are 1 Month Delinquent                              0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                             0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent               0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                            0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent              0.00
Total Number of Bankruptcy Loans                                                    1
Total Principal Balance of Bankruptcy Loans                                103,228.39

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                         1
Principal Balance of Bankruptcy Loans that are Current                     583,533.47
Number of Bankruptcy Loans that are 1 Month Delinquent                              0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                             0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent               0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                            0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent              0.00
Total Number of Bankruptcy Loans                                                    1
Total Principal Balance of Bankruptcy Loans                                583,533.47

                Foreclosures
                Group Number    Number of Loans  Principal Balance Percentage
                        1              0                     0.00         0.00%
                        2              0                     0.00         0.00%
                   Total               0                     0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                        0
Principal Balance of Foreclosure Loans that are Current                          0.00
Number of Foreclosure Loans that are 1 Month Delinquent                             0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent               0.00
Number of Foreclosure Loans that are 2 Months Delinquent                            0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent              0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                           0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent             0.00
Total Number of Foreclosure Loans                                                   0
Total Principal Balance of Foreclosure Loans                                     0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                        0
Principal Balance of Foreclosure Loans that are Current                          0.00
Number of Foreclosure Loans that are 1 Month Delinquent                             0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent               0.00
Number of Foreclosure Loans that are 2 Months Delinquent                            0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent              0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                           0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent             0.00
Total Number of Foreclosure Loans                                                   0
Total Principal Balance of Foreclosure Loans                                     0.00

         REO Properties
          Group Number        Number of Loans  Principal Balance  Percentage
                   1                 0                     0.00           0.00%
                   2                 0                     0.00           0.00%
              Total                  0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                         0
Principal Balance of REO Loans that are Current                           0.00
Number of REO Loans that are 1 Month Delinquent                              0
Principal Balance of REO Loans that are 1 Month Delinquent                0.00
Number of REO Loans that are 2 Months Delinquent                             0
Principal Balance of REO Loans that are 2 Months Delinquent               0.00
Number of REO Loans that are 3+ Months Delinquent                            0
Principal Balance of REO Loans that are 3+ Months Delinquent              0.00
Total Number of REO Loans                                                    0
Total Principal Balance of REO Loans                                      0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                         0
Principal Balance of REO Loans that are Current                           0.00
Number of REO Loans that are 1 Month Delinquent                              0
Principal Balance of REO Loans that are 1 Month Delinquent                0.00
Number of REO Loans that are 2 Months Delinquent                             0
Principal Balance of REO Loans that are 2 Months Delinquent               0.00
Number of REO Loans that are 3+ Months Delinquent                            0
Principal Balance of REO Loans that are 3+ Months Delinquent              0.00
Total Number of REO Loans                                                    0
Total Principal Balance of REO Loans                                      0.00

 REO Property Scheduled Balance
          Group Number              Loan Number     REO Date    Schedule Principal Balance
                                                                                         0.00
              Total                                                                      0.00

 Principal Payoffs by Group occured in this Distribution
            Group Number            Number of Loans         Principal Balance         Percentage
                     1                     0                      4,201,567.90            2.08%
                     2                     0                     16,859,545.70            1.77%
                Total                      0                     21,061,113.60            1.82%

 Realized Loss Group Report
        Group Number         Current Loss   Cumulative Loss   Ending Balance   Balance of Liquidated Loans Net Liquidation Proceeds
              1                       0.00              0.00    201,626,247.60                        0.00                     0.00
              2                       0.00              0.00    953,442,917.50                        0.00                     0.00
            TOTAL                     0.00              0.00  1,155,069,165.10                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           0.04024%
36.70% of of Senior Enhancement Percetage                                                        8.07587%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       32,948,362.56
Ending Overcollateralization Amount                                                         32,949,134.11
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      2,854,413.13
Payment to Class C                                                                           2,854,413.13

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                           118,565.98
Net Swap Payment Paid                                                                          118,565.98
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  118,565.98
Withdrawals from the Swap Account                                                              118,565.98
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    8.298465

One-Month LIBOR for Such Distribution Date                                                       4.822500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.002500
Class A-2                                                                                        4.892500
Class A-3                                                                                        4.942500
Class A-4                                                                                        5.002500
Class A-5                                                                                        5.092500
Class M-1                                                                                        5.162500
Class M-2                                                                                        5.182500
Class M-3                                                                                        5.192500
Class M-4                                                                                        5.292500
Class M-5                                                                                        5.312500
Class M-6                                                                                        5.392500
Class M-7                                                                                        5.922500
Class M-8                                                                                        6.022500
Class M-9                                                                                        7.022500
Class M-10                                                                                       7.322500
Class M-11                                                                                       7.322500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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